Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 14, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers		$ 12,090.5	$ 12,090.5	$ 10,533.2	$ 9,155.8
Gross premiums written			$ 23,910.2	19,125.9
Asbestos claims, maximum settlement period (in years)			40 years
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis			15.00%
Losses related to event cancellation and accident and health exposures			$ 55.1
Losses related to business interruption and compensation exposures			73.5
Eurolife's life insurance operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	$ 0.0	114.2
Total revenues, excluding Life
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			23,796.0	19,125.9
Total revenues, excluding Life | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			2,611.4	2,084.2
Total revenues, excluding Life | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			15,032.0	11,913.2
Total revenues, excluding Life | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,676.4	1,430.4
Total revenues, excluding Life | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			4,476.2	3,698.1
Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			8,132.6	6,852.5
Property | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,229.1	996.2
Property | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			3,912.4	3,364.7
Property | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			849.2	735.4
Property | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			2,141.9	1,756.2
Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			13,732.3	10,437.9
Casualty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,159.0	899.1
Casualty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			10,364.0	7,812.8
Casualty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			549.8	446.6
Casualty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,659.5	1,279.4
Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,931.1	1,835.5
Specialty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			223.3	188.9
Specialty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			755.6	735.7
Specialty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			277.4	248.4
Specialty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			674.8	662.5
Insurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			18,004.4	14,309.4
Insurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			2,475.1	1,969.4
Insurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			11,448.6	9,020.4
Insurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			739.7	682.2
Insurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			3,341.0	2,637.4
Reinsurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			5,791.6	4,816.5
Reinsurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			136.3	114.8
Reinsurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			3,583.4	2,892.8
Reinsurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			936.7	748.2
Reinsurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written			1,135.2	1,060.7
Ceded reinsurance contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers		12,090.5	12,090.5	10,533.2
Ceded reinsurance contracts | Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers		1,717.4	1,717.4	1,470.7
Ceded reinsurance contracts | Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers		3,487.7	3,487.7	2,361.2
Ceded reinsurance contracts | Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross recoverable from reinsurers		$ 423.4	$ 423.4	$ 429.5